10. Stock-based compensation (Details) shares in Thousands	6 Months Ended
Jun. 30, 2016 CAD / shares shares
Number of shares
Outstanding - beginning of period | shares	13,208
Granted | shares	100
Exercised | shares	(301)
Cancelled | shares	(214)
Forfeited/Expired | shares	(1,130)
Outstanding - end of period | shares	11,663
Weighted average exercise price
Outstanding - beginning of period | CAD / shares	CAD .60
Granted | CAD / shares	.39
Exercised | CAD / shares	.24
Cancelled | CAD / shares	.29
Forfeited/Expired | CAD / shares	1.39
Outstanding - end of period | CAD / shares	CAD .53